UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2002

Check here if Amendment [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:


Susan Kidd        Richmond, Virginia         November 1, 2002
[Signature]          [City, State]            [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: $109,276,975 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE






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
 9/30/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   1

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Abbott Labs                      COMMON  002824100      854,460        21,150     X    ALL                     21,150
Adobe Systems                    COMMON  00724F101      700,493        36,675     X    ALL                     36,675
Advanced Energy Industries, Inc. COMMON  007973100      337,978        37,975     X    ALL                     37,975
Alcoa, Inc.                      COMMON  013817101      440,040        22,800     X    ALL                     22,800
Amgen, Incorporated              COMMON  031162100    3,876,433        92,960     X    ALL                     92,960
Apache Corporation               COMMON  037411105    2,235,399        37,601     X    ALL                     37,601
Applied Materials, Inc.          COMMON  038222105      885,604        76,675     X    ALL                     76,675
AptarGroup Inc.                  COMMON  038336103      623,790        23,215     X    ALL                     23,215
BB & T Corporation               COMMON  054937107      939,456        26,811     X    ALL                     26,811
BP P.L.C. Spon ADR               COMMON  055622104      485,904        12,178     X    ALL                     12,178
Bank of America Corporation      COMMON  060505104      618,479         9,694     X    ALL                      9,694
Banc One Corporation             COMMON  06423A103      487,958        13,047     X    ALL                     13,047
Baxter Int'l Inc.                COMMON  071813109    1,856,682        60,775     X    ALL                     60,775
Bed Bath & Beyond                COMMON  075896100    1,189,782        36,530     X    ALL                     36,530
BellSouth Corp.                  COMMON  079860102      226,636        12,344     X    ALL                     12,344
Berkshire Hathaway Class B       COMMON  084670207      579,275           235     X    ALL                        235
Biomet Incorporated              COMMON  090613100    2,512,764        94,358     X    ALL                     94,358
Bristol-Myers Squibb             COMMON  110122108      786,590        33,050     X    ALL                     33,050
C. H. Robinson Worldwide         COMMON  12541W100      656,586        24,300     X    ALL                     24,300
Capital One Financial Corp.      COMMON  14040H105      268,884         7,700     X    ALL                      7,700
The Cheesecake Factory, Inc.     COMMON  16307210       533,957        17,900     X    ALL                     17,900
ChevronTexaco Corp Com           COMMON  166764100      583,922         8,432     X    ALL                      8,432
Cisco System Inc.                COMMON  17275R102      495,601        47,290     X    ALL                     47,290
Coca Cola Company                COMMON  191216100    1,109,381        23,131     X    ALL                     23,131

TOTAL                                                23,286,054


 9/30/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Cognex Corporation               COMMON  192422103      151,606        10,899     X    ALL                     10,899
Concord EFS, Inc.                COMMON  206197105    1,142,169        71,925     X    ALL                     71,925
Costco Whsl Corporation          COMMON  22160K105      471,797        14,575     X    ALL                     14,575
Cox Communications               COMMON  224044107    1,193,847        48,550     X    ALL                     48,550
Dell Computer Corp.              COMMON  247025109      345,245        14,685     X    ALL                     14,685
DENTSPLY Int'l. Inc.             COMMON  249030107      491,081        12,225     X    ALL                     12,225
Dominion Resources, Inc.  VA     COMMON  25746U109      768,392        15,147     X    ALL                     15,147
E. I. duPont deNemours Co., Inc. COMMON  263534109    1,020,601        28,295     X    ALL                     28,295
Duke Energy Corp                 COMMON  264399106      260,329        13,316     X    ALL                     13,316
Electronic Data Systems Corp.    COMMON  285661104      783,650        56,055     X    ALL                     56,055
Emerson Electric Company         COMMON  291011104    1,129,259        25,700     X    ALL                     25,700
Exxon Mobil Corp.                COMMON  30231G102    3,623,317       113,584     X    ALL                    113,584
Fastenal Co.                     COMMON  311900104    1,829,746        57,940     X    ALL                     57,940
Freddie Mac  (Voting Shares)     COMMON  313400301      822,570        14,715     X    ALL                     14,715
FED EQTY FDS KAUFMANN FD CL K SH COMMON  314172644      220,447        64,270     X    ALL                     64,270
First Virginia Bank              COMMON  337477103      654,132        17,537     X    ALL                     17,537
Forest Labs Inc.                 COMMON  345838106      270,633         3,300     X    ALL                      3,300
Fortune Brands Inc.              COMMON  349631101      269,554         5,700     X    ALL                      5,700
General Electric                 COMMON  369604103    3,265,100       132,458     X    ALL                    132,458
GlaxoSmithKline PLC ADR          COMMON  37733W105      453,475        11,800     X    ALL                     11,800
HCC Insurance                    COMMON  404132102      346,945        14,450     X    ALL                     14,450
Harley-Davidson Inc              COMMON  412822108      780,360        16,800     X    ALL                     16,800
Harte Hanks, Inc.                COMMON  416196103      707,879        38,037     X    ALL                     38,037
Health Management Assoc CL A     COMMON  421933102    2,252,004       111,375     X    ALL                    111,375

TOTAL                                                23,254,138


 9/30/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Hewlett Packard Co.(compaq)      COMMON  42823610       171,633        14,707     X    ALL                     14,707
INTEL Corporation                COMMON  458140100    2,083,338       149,988     X    ALL                    149,988
International Business Machines  COMMON  459200101      289,231         4,960     X    ALL                      4,960
Jefferson Pilot Corporation      COMMON  475070108      738,564        18,418     X    ALL                     18,418
Johnson & Johnson, Inc.          COMMON  478160104    3,058,626        56,557     X    ALL                     56,557
Kimberly Clark Corporation       COMMON  494368103      818,448        14,450     X    ALL                     14,450
Eli Lilly & Company              COMMON  532457108    1,191,747        21,535     X    ALL                     21,535
Linear Technology Corporation    COMMON  535678106    1,128,722        54,475     X    ALL                     54,475
Littelfuse, Inc.                 COMMON  537008104      448,253        26,650     X    ALL                     26,650
Lowes Companies Inc.             COMMON  548661107    2,297,120        55,486     X    ALL                     55,486
Markel Corporporation            COMMON  570535104    4,937,871        24,791     X    ALL                     24,791
Medtronic Inc.                   COMMON  585055106    3,588,764        85,203     X    ALL                     85,203
Merck & Company,                 COMMON  589331107      761,301        16,655     X    ALL                     16,655
Microsoft Corp.                  COMMON  594918104      557,072        12,736     X    ALL                     12,736
Molex, Incorporated              COMMON  608554101      233,012         9,907     X    ALL                      9,907
Molex, Inc. Class A (Non-Voting) COMMON  608554200      304,078        14,480     X    ALL                     14,480
National Commerce Financial Corp COMMON  63545P104      346,222        13,821     X    ALL                     13,821
Neuberger Berman Inc.            COMMON  641234109      522,830        19,400     X    ALL                     19,400
Nokia Corp. Sponsored ADR        COMMON  654902204      499,334        37,685     X    ALL                     37,685
Norfolk Southern Corporation     COMMON  655844108      384,700        19,054     X    ALL                     19,054
North Fork Bancorporation, Inc.  COMMON  659424105      874,104        23,100     X    ALL                     23,100
Omnicare, INC.                   COMMON  681904108      457,776        21,675     X    ALL                     21,675
Oracle Systems Corp.             COMMON  68389X105    1,885,883       239,934     X    ALL                    239,934
Outback Steakhouse, Incorporated COMMON  689899102      597,690        21,750     X    ALL                     21,750

TOTAL                                                28,176,319


 9/30/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   4

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Pall Corporation                 COMMON  69642930       189,073        11,974     X    ALL                     11,974
Paychex, Incorporated            COMMON  704326107    1,086,695        44,775     X    ALL                     44,775
Pepsico Inc.                     COMMON  713448108    1,706,907        46,195     X    ALL                     46,195
Pfizer, Inc.                     COMMON  717081103    3,385,622       116,665     X    ALL                    116,665
Pharmacia Corporation            COMMON  71713U102      737,165        18,960     X    ALL                     18,960
Philip Morris Cos.               COMMON  718154107    4,045,328       104,261     X    ALL                    104,261
Plum Creek Timber Co., Inc.      COMMON  729251108      871,280        38,535     X    ALL                     38,535
Procter & Gamble Co.             COMMON  74271810       230,418         2,578     X    ALL                      2,578
Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      247,264         6,050     X    ALL                      6,050
Progressive Corp.                COMMON  743315103      318,969         6,300     X    ALL                      6,300
Robert Half International        COMMON  770323103      728,433        45,900     X    ALL                     45,900
Royal Dutch Petroleum Co.        COMMON  780257804      437,814        10,899     X    ALL                     10,899
ServiceMaster Co., Inc.          COMMON  81760N109      652,835        60,169     X    ALL                     60,169
South Financial Group, Inc.      COMMON  837841105      316,244        14,995     X    ALL                     14,995
The Southern Company             COMMON  842587107      746,783        25,948     X    ALL                     25,948
Suntrust Banks, Inc.             COMMON  86791410       904,495        14,712     X    ALL                     14,712
Texas Instruments, Inc.          COMMON  882508104      988,129        66,901     X    ALL                     66,901
3M Co Com                        COMMON  88579Y101      687,313         6,250     X    ALL                      6,250
Tiffany & Co                     COMMON  886547108      894,708        41,750     X    ALL                     41,750
United Dominion Realty Trust     COMMON  910197102      268,274        16,862     X    ALL                     16,862
United Parcel Service Class B    COMMON  911312106    2,182,310        34,900     X    ALL                     34,900
Veritas Software                 COMMON  923436109      930,455        63,425     X    ALL                     63,425
Verizon Communications           COMMON  92343V104      601,734        21,929     X    ALL                     21,929
Vodafone Group PLC               COMMON  92857W100    2,717,988       211,845     X    ALL                    211,845

TOTAL                                                25,876,236


 9/30/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   5

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Wachovia Corp Com                COMMON  929903102      899,650        27,521     X    ALL                     27,521
Washington Mutual                COMMON  939322103      519,731        16,515     X    ALL                     16,515
Waters Corporation               COMMON  941848103    2,034,586        83,900     X    ALL                     83,900
Watson Wyatt                     COMMON  942712100      785,500        39,275     X    ALL                     39,275
Wells Fargo & Company            COMMON  949746101      720,427        14,959     X    ALL                     14,959
Wilmington Trust Corporation     COMMON  971807102      306,263        10,590     X    ALL                     10,590
Wyeth Corporation (Formerly AHP) COMMON  983024100    1,311,750        41,250     X    ALL                     41,250
XEROX Corporation                COMMON  984121103       56,603        11,435     X    ALL                     11,435
Zebra Technologies Corporation   COMMON  989207105      688,818        13,073     X    ALL                     13,073
Noble Corporation                COMMON  G65422100    1,360,900        43,900     X    ALL                     43,900

TOTAL                                                 8,684,228

GRAND TOTAL                                         109,276,975
